7. Share-based payments (Details 6)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%
Employee Stock Options Fully Vested [Member]
Volatility		325.00%
Risk-free interest rate		2.70%
Expected life (years)		10 years
Dividend yield
Individuals [Member]
Volatility	155.00%
Risk-free interest rate	1.20%
Expected life (years)	2 years 4 months 24 days
Dividend yield	0.00%